Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Total revenue	$ 96,516,439	$ 202,437,316	$ 75,516,562
Deferred revenue	22,171,808	3,920,648
Pay-it-forward receipts offset against selling and marketing costs	4,200,000	23,800,000	0
Transferred at Point in Time
Revenue Recognition
Total revenue	60,002,166	198,201,716	73,927,248
Transferred over Time
Revenue Recognition
Total revenue	36,514,273	4,235,600	1,589,314
Angel Guild
Revenue Recognition
Total revenue	35,646,375	2,940,290
Deferred revenue	19,800,000	2,900,000	0
Theatrical
Revenue Recognition
Total revenue	29,445,641	106,838,828	4,720,674
Deferred revenue	1,000,000	0	0
Content licensing
Revenue Recognition
Total revenue	16,588,700	38,687,753	11,924,036
Deferred revenue	$ 0	100,000	400,000
Term of agreements	3 years
Content licensing | Maximum
Revenue Recognition
Term of agreements	10 years
Merchandise
Revenue Recognition
Total revenue	$ 5,808,750	18,020,076	23,609,414
Pay it Forward
Revenue Recognition
Total revenue	5,610,677	31,856,327	33,980,046
Theatrical Pay it Forward
Revenue Recognition
Total revenue	2,213,993	3,430,855
Other
Revenue Recognition
Total revenue	1,202,303	663,187	1,282,392
Deferred revenue	$ 1,000,000	$ 0	$ 200,000